Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gains (losses) on marketable securities, deferred taxes	$ (95)	$ (2)	$ 0
Deferred gains (losses) on cash flow hedges, deferred taxes	(34)	15	47
Realized (gains) losses on marketable securities, deferred taxes	0	5	2
Realized (gains) losses on cash flow hedges, deferred taxes	8	(11)	(21)
Employee benefit obligations, deferred taxes	22	22	9
Currency translation adjustments, deferred taxes	$ 0	$ 3	$ 0